Commitment and Contingencies - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	€ 99,535	€ 86,633
Secured Guarantees
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	4,707	4,704
Credit Institutions and Insurance Companies
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	39,907	28,710
Nordea Bank on Behalf of SVM Automatik AS
Disclosure Of Contingent Liabilities [Line Items]
Commitments and risks assumed	17,482	17,471
Nordea Bank on Behalf of SVM Innoscan AS
Disclosure Of Contingent Liabilities [Line Items]
Commitments and risks assumed	9,413	9,407
Unicredit AG on Behalf of Balda Medical Gmbh
Disclosure Of Contingent Liabilities [Line Items]
Commitments and risks assumed	€ 15,000	€ 15,000